Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Multiemployer Plans [Line Items]
Summary Of Stock Option Activity
A summary of the Company’s stock option activity and related information is presented below:

	2015		2014		2013
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

Outstanding at January 1	167,554	$36.74	173,601	$35.26	289,544	$34.38
Granted	12,961	46.41	13,953	44.43	15,475	37.74
Exercised	(81,500)	36.63	(20,000)	29.19	(126,168)	33.57
Forfeited	(4,000)	31.66	—	—	(5,250)	34.56
Outstanding at December 31	95,015	38.38	167,554	36.74	173,601	35.26

Exercisable at end of year	19,750	$34.54	89,750	$36.73	76,832	$37.97

Nonvested at beginning of year	77,804	36.76	96,769	33.10	105,960	33.81
Granted during the year	12,961	46.41	13,953	44.43	15,475	37.74
Vested during the year	(15,500)	32.09	(32,918)	29.25	(23,166)	39.64
Forfeited during the year	—	—	—	—	(1,500)	30.38
Nonvested at end of year	75,265	$39.38	77,804	$36.76	96,769	$33.10

Stock Options Outstanding And Exercisable
Additional information regarding the Company's stock options outstanding and exercisable at December 31, 2015, is provided in the following table:

Ranges of Exercise Prices	No. of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value (in thousands)	No. of Options Currently Exercisable	Weighted-Average Exercise Price of Options Currently Exercisable	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value of Options Currently Exercisable (in thousands)
$ 25.00 - 29.99	1,250	$28.15	3.3	$22	1,250	$28.15	3.3	$22
30.00 - 34.99	11,500	31.38	3.7	164	11,500	31.38	3.7	164
35.00 - 39.99	48,351	36.04	6.2	464	—	—	—	—
40.00 - 44.99	20,953	43.24	6.3	50	7,000	40.88	2.3	33
45.00 - 50.00	12,961	46.61	9.2	—	—	—	—	—
	95,015			$700	19,750			$219

Weighted Average Assumptions Estimate The Fair Value Of Options Granted
The following weighted average assumptions were used to estimate the fair value of options granted by the Company:

	2015	2014	2013

Risk-free interest rate	1.95%	2.42%	1.88%
Expected dividend yield	3.50%	3.60%	3.70%
Volatility factor	45.40%	48.75%	41.35%
Expected life of option	7.0 years	8.0 years	8.0 years

Restricted Shares Activity And Related Information
A summary of the Company’s restricted shares activity and related information is presented below:

	2015		2014		2013
	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant

Outstanding at January 1	163,431		142,469		116,711
Granted	26,840	$46.45	27,162	$39.72	35,083	$38.07
Forfeited/Vested	(17,350)		(6,200)		(9,325)
Outstanding at December 31	172,921		163,431		142,469

Summary Of Activity Within The Defined Benefit Plan
The following table summarizes activity within the Company's Defined Benefit Plans (dollars in thousands):

	Pension Benefits
	2015	2014

Change in fair value of plan assets:
Fair value at beginning of measurement period	$14,667	$14,726
Actual (loss) gain on plan assets	(231)	496
Contributions	4,399	409
Benefits paid	(1,400)	(964)
Fair value at end of measurement period	17,435	14,667

Change in benefit obligation:
Benefit obligation at beginning of measurement period	(21,390)	(17,524)
Interest cost	(813)	(836)
Actuarial gain (loss)	1,103	(3,994)
Benefits paid	1,400	964
Benefit obligation at end of measurement period	(19,700)	(21,390)

Funded status	$(2,265)	$(6,723)

Weighted-average assumptions for balance sheet liability at end of year:
Discount rate	4.26%	3.93%
Expected long-term rate of return	5.75%	6.92%

Weighted-average assumptions for benefit cost at beginning of year:
Discount rate	3.93%	4.89%
Expected long-term rate of return	6.92%	7.35%

Net Periodic Pension Cost Of The Defined Benefit Plan
The following table presents the components of the net periodic pension cost of the Company's Defined Benefit Plans (in thousands):

	2015	2014	2013

Components of net periodic benefit:
Interest cost	$813	$836	$776
Expected return on plan assets	(937)	(1,032)	(979)
Net amortization and deferral	960	696	1,106
Net Periodic Pension Cost	$836	$500	$903

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Amounts related to the Company's Defined Benefit Pension Plans recognized as a component of other comprehensive income were as follows (in thousands):

	2015	2014	2013
Net actuarial gain (loss)	$910	$(3,906)	$3,469
Deferred tax (expense) benefit	(320)	1,436	(1,332)
Other comprehensive income (loss), net of tax	$590	$(2,470)	$2,137

Amounts recognized as a component of accumulated other comprehensive loss as of December 31, 2015 and 2014 were as follows (in thousands):

	2015	2014
Net actuarial loss	$7,552	$8,463
Deferred tax benefit	(2,792)	(3,113)
Amounts included in accumulated other comprehensive loss, net of tax	$4,760	$5,350

Summary Of Expected Benefit Payments
The following table summarizes the expected benefits to be paid in each of the next five years and in the aggregate for the five years thereafter (in thousands):

Plan Year Ending December 31,	Expected Benefits to be Paid

2016	$1,047
2017	1,144
2018	1,245
2019	1,100
2020	1,133
2021 through 2025	5,782

Summary Of Assets Segregated By Level Of Valuation Inputs Within The Fair Value Hierarchy
The major categories of assets in the Company’s Defined Benefit Plans as of year-end are presented in the following table (in thousands).  Assets are segregated by the level of the valuation inputs within the fair value hierarchy established by ASC Topic 820 utilized to measure fair value (See Note Twenty).

	Total	Level 1	Level 2	Level 3
2015
Cash and cash equivalents	$1,441	$1,441	$—	$—
Mutual funds	5,617	5,473	144
Investment funds	2,651	607	1,371	673
Common stocks	5,082	3,880	1,202	—
Mortgage-backed securities	288	—	288	—
Government and GSE bonds	1,313	—	1,313	—
Corporate Bonds	1,043	—	1,043	—
Total	$17,435	$11,401	$5,361	$673

2014
Cash and cash equivalents	$959	$959	$—	$—
Mutual funds	6,162	5,656	506	—
Investment funds	1,610	—	1,014	596
Common stocks	3,941	3,119	822	—
Mortgage-backed securities	53	—	53	—
Government and GSE bonds	1,171	—	1,171	—
Corporate Bonds	771	—	771	—
Total	$14,667	$9,734	$4,337	$596

Horizon Defined Benefit Plan
Multiemployer Plans [Line Items]
Schedule of Allocation of Plan Assets [Table Text Block]
The target, allowable, and current allocation percentages of plan assets are as follows:

	Target Allocation 2015	Allowable- Allocation Range	Percentage of Plan Assets At December 31
			2015	2014

Equity securities	63%	40-90%	51%	53%
Fixed income securities	15%	10-40%	20%	23%
Cash and cash equivalents	2%	3-10%	10%	9%
Alternative investments	20%	0-25%	19%	15%
Total	100%		100%	100%

Community Defined Benefit Plan
Multiemployer Plans [Line Items]
Schedule of Allocation of Plan Assets [Table Text Block]
The target, allowable, and current allocation percentages of plan assets are as follows:

	Target Allocation 2015	Allowable- Allocation Range	Percentage of Plan Assets At December 31
			2015	2014

Equity securities	25%	20%-30%	25%	25%
Fixed income securities	75%	70%-80%	75%	75%
	100%		100%	100%